SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of Presentation and Principles of Consolidation

The consolidated financial statements as of June 30, 2024 and for the six-month periods ended June 30, 2024 and 2023 are unaudited. The accompanying unaudited consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial reporting. In the opinion of management, all adjustments (consisting of normal recurring adjustments) have been made that are necessary to present fairly the financial position, the results of its operations and cash flows. Operating results as presented are not necessarily indicative of the results to be expected for a full year. These consolidated financial statements and related notes should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Form 20-F for the year ended December 31, 2023 filed on April 25, 2024 with the Securities and Exchange Commission.

The consolidated financial statements include the accounts of the Company, and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Reverse Stock Split: A one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares was effective on August 1, 2023 (the “Reverse Stock Split”). Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the Reverse Stock Split for all periods presented, unless otherwise indicated.

(b) Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. The Company’s significant estimates include assessment of credit losses and useful lives of property and equipment. Management makes these estimates using the best information available at the time the estimates are made; however actual results could differ from those estimates.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(c) Economic, Pandemic, Political, and Currency Exchange Risks

All the Company’s revenue-generating operations are conducted in Hong Kong and mainland China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic, public health, and legal environments in the PRC, and by the general state of the PRC economy. The Company’s operations in the PRC are subject to special considerations and significant risks that are not typically pertaining to the companies in North America and Western Europe. These include risks associated with, among others, the political, economic, public health concerns with persistent outbreaks of COVID-19 infections in various regional localities, and legal environments, geopolitical influences, and foreign currency exchange, notably in recent events, where the government’s sudden interventions or modifications of the laws and regulations currently in effective could negatively impact the Company’s operations and financial results.

The functional currency of the Company is primarily Chinese Renminbi Yuan (“RMB”), which is not freely convertible into foreign currencies. The Company cannot guarantee that the current exchange rate will remain steady. Therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and yet, because of fluctuating exchange rates, record higher or lower profit depending on exchange rate of RMB. RMB converted to U.S. dollars on the relevant dates. The exchange rate could fluctuate depending on changes in the political and economic environment without notice.

(d) Cash and Cash Equivalents

The Company considers all highly liquid investments purchased and cash deposits with financial institutions with original maturities of three months or less to be cash equivalents. The Company had no cash equivalents other than bank and cash as of June 30, 2024 or December 31, 2023.

The Company maintains its bank accounts at credit worthy financial institutions and closely monitors the movements of its cash positions. As of June 30, 2024, and December 31, 2023, approximately $0.5 million and $1.3 million of cash, respectively, was held in bank accounts in Hong Kong and mainland China.

(e) Accounts Receivable, Accounts Receivable – related parties, and Concentration of Risk

Accounts receivable are recognized and carried at carrying amount less an allowance for credit loss, if any. The Company maintains an allowance for credit losses resulting from the inability of its customers to make required payments based on contractual terms. The Company reviews the collectability of its receivables on a regular and ongoing basis according to historical trend, and estimates its provision for expected credit losses on receivables aging analysis.

The Company estimates allowance for credit losses for the anticipation of future economic condition and credit risk indicators of customers. After all attempts to collect a receivable have failed, the receivable is written off against the allowance. In the event the Company recovers amounts previously reserved for, the Company will reduce the specific allowance for credit losses. The balance of allowance for credit losses for the six-month ended June 30, 2024 has decreased approximately $18.7 million from the year ended December 31, 2023.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Accounts receivable as of June 30, 2024 and December 31, 2023 are as follows:

	June 30, 2024	December 31, 2023
	(Unaudited)
Accounts Receivable	$14,234,246	$19,471,159
Allowance for credit losses	(6,797,395)	(11,407,879)
Accounts Receivable, net	$7,436,851	$8,063,280
Accounts Receivable - related parties	$342,123	$14,814,842
Allowance for credit losses - related parties	(98,937)	(14,184,067)
Accounts Receivable - related parties, net	$243,186	$630,775

The normal credit term is ranging from 1 month to 3 months after the customers’ acceptance of data storage servers or software, and completion of advertising and other services, and ranging from 1 month to 6 months after the customers’ acceptance of ads display terminals. However, because of various factors related to the business cycle, the actual collection of outstanding accounts receivable may be beyond the normal credit terms.

The allowance for credit losses at June 30, 2024 and December 31, 2023, totaled approximately $6.9 million and $25.6 million, respectively, representing management’s best estimate. The following table describes the movements for allowance for credit losses during the six-month period ended June 30, 2024 and the year ended December 31, 2023:

Balance at January 1, 2023	$25,484,295
Increase in allowance for credit losses	794,087
Foreign exchange difference	(686,436)
Balance at December 31, 2023	$25,591,946
Increase in allowance for credit losses	938,628
Decrease from dissolution of a subsidiary	(1,119)
Amounts written off as uncollectible	(18,751,521)
Foreign exchange difference	(881,602)
Balance at June 30, 2024 (Unaudited)	$6,896,332

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(f) Fair Value Accounting

Financial Accounting Standards Board (FASB) Accounting Standards Codifications (ASC) 820-10 “Fair Value Measurements and Disclosures”, establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). As required by FASB ASC 820-10, assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy under FASB ASC 820-10 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

(g) Inventories, net

Inventories are valued at the lower of cost (weighted average basis) and net realizable value. Net realizable value is the expected selling price in the ordinary course of business minus any costs of completion, disposal, and transportation to make the sale.

The Company performs an analysis of slow-moving or obsolete inventory periodically and any necessary valuation reserves, which could potentially be significant, are included in the period in which the evaluations are completed. Any inventory impairment results in a new cost basis for accounting purposes.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(h) Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated amortization and depreciation. Amortization and depreciation are provided over the assets’ estimated useful lives, using the straight-line method. Estimated useful lives of property, equipment and software are as follows:

Office buildings	20-50 years
Lease improvement	Shorter of lease term or assets lives
Electronics equipment, furniture and fixtures	3-5 years
Motor vehicles	5 years
Purchased software	5 years
Media display equipment	5 years
Cryptocurrency mining machine	3 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss are included in the Company’s results of operations.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(i) Business combination

In accordance with ASC 805, the Company applies acquisition method to account for business combination. The acquisition method requires that the fair value of the underlying exchange transaction is used to establish a new accounting basis of the acquired entity upon the acquirer taking control over the acquiree. Furthermore, because of obtaining control the acquirer is responsible and accountable for all of the acquiree’s assets, liabilities and operations, the acquirer recognizes and measures the assets acquired and liabilities assumed at their full fair values as of the date control is obtained, which may result in goodwill, when purchase consideration exceeds the net of fair value of the assets acquired and liabilities assumed, or a bargain purchase gain, when the net of fair value of the assets acquired and liabilities assumed exceeds the purchase consideration, regardless of the percentage ownership in the acquiree or how the acquisition was achieved.

(j) Disposal of subsidiary

The Company deconsolidates a subsidiary upon the loss of control, the related subsidiary’s assets (including goodwill), liabilities, non-controlling interest and other components of equity are de-recognized. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.

Any consideration received is recognized at fair value. Any resultant gain or loss is recognized in the Statement of Operations.

(k) Long-term investment

The Company’s long-term investment consists of investments accounted for under the equity method and equity investments without readily determinable fair value. Pursuant to ASC 321, equity investments, except for those accounted for under the equity method, those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company elected to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

For equity investments that the Company elects to measure at cost, less any impairment, plus or minus changes resulting from observable price changes, the Company makes a qualitative assessment considering impairment indicators to evaluate whether investments are impaired at each reporting date. Impairment indicators considered include, but are not limited to, a significant deterioration in the earnings performance or business prospects of the investee, including factors that raise significant concerns about the investee’s ability to continue as a going concern, a significant adverse change in the regulatory, economic, or technologic environment of the investee and a significant adverse change in the general market condition of either the geographical area or the industry in which the investee operates. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. For equity investments without readily determinable fair value, the Company uses Level 3 inputs of fair value accounting in accordance with ASC 820-10 and recognizes impairment loss other than temporary in the statement of operations equal to the difference between its initial investment and its proportional share of the net book value of the investee’s net assets which approximates its fair value.

For impairment on equity investments without readily determinable fair value, the Company uses Level 3 inputs of fair value accounting in accordance with ASC 820-10 and recognizes impairment loss in the statement of operations equal to the difference between its initial investment and its proportional share of the net book value of investee’s net assets which approximates its fair value if those are determined to be other than temporary.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(l) Convertible promissory note

The Company determines the appropriate accounting treatment of its convertible debts in accordance with the terms in relation to conversion features. After considering the impact of such features, the Company may account for such instrument as a liability in its entirety, or separate the instrument into debt and equity components following the guidance described under ASC 815 Derivatives and Hedging and ASC 470 Debt. The debt discount, if any, together with related issuance cost are subsequently amortized as interest expense over the period from the issuance date to the earliest conversion date or stated redemption date. The Company presented the issuance cost of debt in the balance sheet as a direct deduction from the related debt.

(m) Operating leases - Right-of-use assets and lease liabilities

The Company accounts for lease under ASC 842 “Leases”, and also elects practical expedient not to separate non-lease component from lease components in accordance with ASC 842-10-15-37 and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component. The Company also elects the practical expedient not to recognize lease assets and lease liabilities for leases with a term of 12 months or less.

The Company recognized a lease liability and corresponding right-of-use asset based on the present value of minimum lease payments discounted at the Company’s incremental borrowing rate. The Company records amortization and interest expense on a straight-line basis based on lease terms and reduces lease liabilities upon making lease payments.

(n) Revenue Recognition

In accordance with the ASC 606, the Company recognizes revenues net of applicable taxes, when goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to receive in exchange for those goods or services.

The Company generates its revenues primarily from four sources: (1) product sales, (2) software sales, (3) advertising and (4) other sales. Revenue is recognized when obligations under the terms of a contract with our customers are satisfied, generally, upon delivery of the goods and services.

Revenue - Products

Product revenues are generated primarily from the sale of Cloud-Application-Terminal based digital ads display terminals with integrated software essential to the functionality of the hardware to our customers (inclusive of related parties) and high-end data storage servers. Although manufacturing of the products has been outsourced to the Company’s Original Equipment Manufacturer (OEM) suppliers, the Company has acted as the principal of the contract. The Company recognized the product sales at the point of delivery. Product sales are classified as “Revenue-Products” on the Company’s consolidated statements of operations.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Revenue - Software

The Company designs and develops software products. Software development usually includes developing software, integrating various isolated software systems into one, and testing the software. The design and build process, together with the integration of the various elements, are generally determined to be essential to the functionality of the delivered software. The Company recognized the software sales at the point of delivery.

The Company usually completes the software support service in one-off and recognizes the revenue at the point of delivery of service because the Company does not have an enforceable right to payment for performance completed to date. Revenues from software development contracts are classified as “Revenue-Software” on the Company’s consolidated statements of operations.

Revenue - Advertising

The Company generates revenues primarily from providing advertising slots to customers to promote their businesses by broadcasting advertisements on identifiable digital ads display terminals and vehicular ads display terminals in different geographic regions and locations through a cloud-based new media sharing platform. The Company also contracts individuals to promote special events or for various occasions. The Company is only obligated to broadcast the advertisements to the contracted digital ads display terminals, and therefore allocates 100% of the transaction price to advertisement broadcasting. The transaction price for advertisement broadcasting is fixed based on the numbers of advertisement delivery and duration of the contract, and has no variable consideration, or significant financing component, or subsequent price change, and is not refundable.

The Company recognizes the revenues, net of applicable taxes, from advertisement broadcasting contracts with customers over the contracted advertising duration.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Revenue - Other

The Company also reports other revenue which comprises revenue generated from System upgrade and technical support services, platform service fee, and rental income.

System upgrade and technical support revenue is recognized when performance obligations are satisfied upon completion of the services. Platform service fee is charged based on number of the display terminals used by the customers or a percentage of advertising revenue generated by the display terminals. Platform service revenue is recognized on a monthly basis over the contract period.

The Company follows ASC 842 – Leases that requires lessor to identify the underlying assets and allocate rental income among considerations in lease and non-lease components. The Company owns a unit of office space renting out to a third party with lease term of two years starting from May 1, 2022 to April 30, 2024, and the lease term is extended by two years to April 30, 2026. The lease agreements have fixed monthly rental payments, and no non-lease component or option for lessees to purchase the underlying assets. The Company collects monthly rental payments from the lessees, and has generated approximately $123,000 and $128,000 rental income for the periods ended June 30, 2024, and 2023, respectively.

Annual minimum rental income to be received in the next 5 years:
2024	123,405
2025	246,811
2026	82,270
Total	452,486

Contract balances

The Company records advances from customers when cash payments are received or due in advance of our performance. For the six months ended June 30, 2024 and 2023, the Company recognized revenue of approximately $682,000 and $463,000, respectively, that was included in the advances from customers balance at the beginning of each reporting period.

Practical expedients and exemptions

The Company generally expenses sales commissions if any incurred because the amortization period would have been one year or less. In many cases, the Company is approached by customers for customizing software products for their specific needs without incurring significant selling expenses.

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

(o) Cost of Sales - advertising

The cost of sales for advertising revenue mainly comprises of direct costs of generating advertising revenue including lease expense for the wall space, to where the ads display terminal to be installed, installation costs of ads display terminals, depreciation of display termination, labor, and other related expenses.

The Company had ceased the operation of cryptocurrency mining business by December 2022.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(p) Discontinued Operations

The Company follows “ASU 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity” for reporting discontinued operations. Under the revised standard, a discontinued operation must represent a strategic shift that has or will have a major effect on an entity’s operations and financial results. Examples could include a disposal of a major line of business, a major geographical area, a major equity method investment, or other major parts of an entity. The revised standard also allows an entity to have certain continuing cash flows or involvement with the component after the disposal. Additionally, the standard requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations.

(q) Segment reporting

Segment information is consistent with how the Chief Operating Decision Maker, i.e., the Directors of the Company, review the businesses, make investing and resource allocation decisions and assess operating performance. Transfers and sales between reportable segments, if any, are recorded at cost.

The Company reports financial and operating information in the following three segments:

(1)	Cloud-based Technology (CBT) segment — It includes the Company’s cloud-based products, high-end data storage servers and related services sold to private sectors including new media, healthcare, education and residential community management, and among other industries and applications. In this segment, the Company generates revenues from the sales of hardware and software total solutions with proprietary software and content as well as from designing and developing software products specifically customized for private sector customers’ needs for a fixed price. The Company includes the revenue and cost of revenue of high-end data storage servers in the CBT segment. Advertising services is included in the CBT segment, after the Company consummated the acquisition of TNM. Advertisements are delivered to the ads display terminals and vehicular ads display terminals through the Company’s cloud-based new media sharing platform. Incorporation of advertising services complements the Company’s out-of-home advertising business strategy.

(2)	Traditional Information Technology (TIT) segment — The TIT segment includes the Company’s project-based technology products and services sold to the public sector. The solutions the Company has sold primarily include Geographic Information Systems (GIS), Digital Public Security Technology (DPST), and Digital Hospital Information Systems (DHIS). In this segment, the Company generates revenues from sales of hardware and system integration services. As a result of the business transformation, the TIT segment is gradually being phased out in 2021.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(r) Recent Accounting Pronouncements

In March 2023, the FASB issued ASU 2023-01, “Leases (Topic 842): Common Control Arrangements” for common control lease arrangements and related leasehold improvements. This ASU was effective for fiscal years beginning after December 15, 2023 and did not have a material impact on the Company’s consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures,” which requires public entities to disclose expanded information about their reportable segment(s)’ significant expenses and other segment items on an interim and annual basis. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The ASU is required to be applied retrospectively to all prior periods presented in the financial statements once adopted. The Company is evaluating the disclosure requirements related to the new standard.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” which requires public entities to disclose specific tax rate reconciliation categories, as well as income taxes paid disaggregated by jurisdiction, amongst other disclosure enhancements. The ASU is effective for financial statements issued for annual periods beginning after December 15, 2024, with early adoption permitted. The ASU can be adopted on a prospective or retrospective basis. The Company is evaluating the disclosure requirements related to the new standard.

The Company has considered all other recently issued accounting pronouncements and does not believe that the adoption of such pronouncements will have a material impact on the consolidated financial statements.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS